TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Effective tax rate	25.00%	25.00%	24.00%
Net operating loss carry forward	$ 67,700
Capital loss carryforwards	3,800
Deferred tax assets resulting from net operating loss and capital loss carryforwards	17,300
Deferred tax assets:
Net operating loss carry forward	16,926	15,653
Allowance and reserve	351	334
Total deferred tax assets before valuation allowance	17,277	15,987
Valuation allowance	(17,277)	(15,987)
Net deferred tax assets